Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments

24 Commitments

Future payments for non-cancellable leases

The Group has various lease contracts in relation to the expansion of the Rostock headquarters and leasing of the Frankfurt laboratory, Berlin Airport, Düsseldorf Airport, Frankfurt Airport and additional laboratory space in Hamburg. The future lease payments and utilities for these non-cancellable lease contracts are EUR 283k  within one year, EUR 1,686k  within five years and EUR 4,855k  thereafter (December 31, 2019: EUR nil).

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts. The future lease payments for these non-cancellable lease contracts are EUR 33k  within one year (December 31, 2019: EUR 72k) and EUR 9k  within five years (December 31, 2019: EUR 36k).

Future payment obligations

During 2020, the Group concluded agreements with suppliers, for goods and services to be provided in 2021 with a total payment obligation of EUR 4,669k (2019: EUR 802k).